Accounts Receivable Financing	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Accounts Receivable Financing [Line Items]
ACCOUNTS RECEIVABLE FINANCING

NOTE 4 — ACCOUNTS RECEIVABLE FINANCING

Midcap Funding X Trust

Prior to September 15, 2017, certain U.S. subsidiaries of the Company were party to a $25,000 revolving loan facility with MidCap, with the option to increase the amount by an additional $25,000, with a maturity date of April 8, 2019.

On October 26, 2020, the Company entered into Amendment No. 17 to that certain Credit and Security Agreement, dated April 8, 2017, by and among, the Company, as the parent, Monroe Staffing Services, LLC, a Delaware limited liability company, Faro Recruitment America, Inc., a New York corporation, Lighthouse Placement Services, Inc., a Massachusetts corporation, Staffing 360 Georgia, LLC, a Georgia limited liability company, and Key Resources, Inc., a North Carolina corporation, as borrowers (the “Credit Facility Borrowers”), MidCap Funding IV Trust as successor by assignment to MidCap (as agent for lenders), and other financial institutions or other entities from time to time parties thereto as lenders (as amended, restated, amended and restated, supplemented or otherwise modified from time to time, the “Credit and Security Agreement”) pursuant to which, among other things, the parties agreed to extend the maturity date of our outstanding asset based revolving loan until September 1, 2022. In addition, the Company also agreed to certain amendments to the financial covenants.

On October 27, 2022, the Company and the Credit Facility Borrowers entered into Amendment No. 27 and Joinder Agreement to the Credit and Security Agreement (“Amendment No. 27”) with MidCap Funding IV Trust as successor by assignment to MidCap and the lenders party thereto. Amendment No. 27, among other things, (i) increases the revolving loan commitment amount from $25,000 to $32,500 (the “Loan”), (ii) extends the commitment expiry date from October 27, 2022 to September 6, 2024, and (iii) modifies certain of the financial covenants. Pursuant to Amendment No. 27, as long as no default or event of default under the Credit and Security Agreement as amended by Amendment No. 27 exists, upon written request by the Company and with the prior written consent of the agent and lenders, the Loan may be increased by up to $10,000 in minimum amounts of $5,000 tranches each, for an aggregate loan commitment amount of $42,500.

In addition, Amendment No. 27 increases the applicable margin from 4.0% to 4.25%, with respect to the Loan (other than Letter of Credit Liabilities (as defined in the Credit and Security Agreement)), and from 3.5% to 3.75% with respect to the Letter of Credit Liabilities. Amendment No. 27 also replaces the interest rate benchmark from LIBOR to SOFR and provides that the Loan shall bear interest at the sum of a term-based SOFR rate (plus a SOFR adjustment of 0.11448%) plus the Applicable Margin, subject to certain provisions for the replacement of SOFR with an alternate benchmark in connection with SOFR no longer being provided by its administrator. Notwithstanding the foregoing, the SOFR interest rate shall not be at any time less than 1.00%.

The facility provides events of default including: (i) failure to make payment of principal or interest on any Loans when required, (ii) failure to perform obligations under the facility and related documents, (iii) not paying its debts as such debts become due and similar insolvency matters, and (iv) material adverse changes in the financial condition of business prospectus of any Borrower (subject to a 10-day notice and cure period). Upon an event of default, the Company’s obligations under the credit facility may, or in the event of insolvency or bankruptcy will automatically, be accelerated. At the election of agent or required lenders (or automatically in case of bankruptcy or insolvency events of default), upon the occurrence of any event of default and for so long as it continues, the facility will bear interest at a rate equal to the lesser of: (i) 3.0% above the rate of interest applicable to such obligations immediately prior to the occurrence of the event of default; and (ii) the maximum rate allowable under law.

Under the terms of this agreement, the Company is subject to affirmative covenants which are customary for financings of this type, including covenants to: (i) maintain good standing and governmental authorizations, (ii) provide certain information and notices to MidCap, (iii) deliver monthly reports and quarterly financial statements to MidCap, (iv) maintain insurance, (v) discharge all taxes, (vi) protect its intellectual property, and (vii) generally protect the collateral granted to MidCap. The Company is also subject to negative covenants customary for financings of this type, including that it may not: (i) enter into a merger or consolidation or certain change of control events, (ii) incur liens on the collateral, (iii) except for certain permitted acquisitions, acquire any significant assets other than in the ordinary course of business, (iv) assume certain additional senior debt, or (v) amend any of its organizational documents. The Company is currently not in compliance with certain affirmative covenants contained in its’ debt agreements. We are working with the lenders to bring the Company into compliance with these covenants.

On August 30, 2023, the Company and the Credit Facility Borrowers entered into Amendment No. 28 to Credit and Security Agreement with MidCap and the lenders party thereto (the “Lenders”). Amendment No. 28, among other things: (i) increases the applicable margin (a) from 4.25% to 4.50% with respect to revolving loans and other obligations (other than letter of credit liabilities) and (b) from 3.75% to 4.50% with respect to letter of credit liabilities, (ii) revises the definition of borrowing base to include the amount of any reserves and/or adjustments provided for in the Credit and Security Agreement, including, but not limited to, the Additional Reserve Amount (as defined in the in Amendment No. 28), (iii) requires that the Company complies with a fixed charge coverage ratio of at least 1:00 to 1:00, and (iv) waives the existing event of default that occurred under the Credit and Security Agreement due to the Credit Parties’ failure to maintain the Minimum Liquidity amount (as defined in the Credit and Security Agreement) for the fiscal month ending June 30, 2023 (each as defined in the Credit and Security Agreement).

In addition, pursuant Amendment No. 28, no later than five (5) business days following the receipt of any cash proceeds from any equity issuance or other cash contribution from the Company’s equity holders, the Company shall prepay the revolving loans by an amount equal to (i) the sum of $1,300, less the current funded Additional Reserve Amount, multiplied by (ii) 50%.

In connection with Amendment No. 28, the Company paid to MidCap (i) a modification fee of $68 and (ii) $32 in overdue interest amount, which were paid prior to October 31, 2023.

On August 30, 2023, in connection with that certain First Omnibus Amendment and Reaffirmation Agreement, by and among the Company, the guarantor parties thereto and Jackson (the “First Omnibus Amendment Agreement”) the 2023 Jackson Note (as defined herein) and Amendment No. 28, the Company, Jackson, the Lenders and MidCap entered into the Sixth Amendment to Intercreditor Agreement (the “Sixth Amendment”), which amended the Intercreditor Agreement, dated as of September 15, 2017 (as amended, restated, amended and restated, supplemented, or otherwise modified from time to time, the “Intercreditor Agreement”), by and between the Company, Jackson and MidCap. The Sixth Amendment, among other things, provides for (i) consent by the Lenders to the First Omnibus Amendment Agreement and (ii) consent by Jackson to Amendment No. 28.

In connection with the Second Omnibus Amendment and Reaffirmation Agreement to the Note Documents entered into by the Company and Jackson on September 18, 2024, the Credit Facility Borrowers entered into Amendment No. 30 to the Credit and Security Agreement (“Amendment No. 30”), effective as of September 18 2024, which such Amendment No. 30 extends the Commitment Expiry Date (as defined in the Credit and Security Agreement to December 5, 2024.

In addition, pursuant to Amendment No. 30, in consideration for MidCap’s agreement to enter Amendment No. 30, the Credit Facility Borrowers have agreed to pay MidCap a modification fee of $200 (the “Amendment No. 30 Modification Fee”), which such Modification Fee shall be non-refundable and fully earned as of September 5, 2024. The Amendment No. 30 Modification Fee shall constitute a portion of the Borrowers obligations pursuant to the Credit and Security Agreement and shall be secured by all Collateral (as defined in the Credit and Security Agreement). If the Credit Facility Borrowers satisfy the outstanding obligation pursuant to the Credit and Security Agreement in full prior to December 5, 2024, the Amendment No. 30 Modification Fee shall be waived by MidCap.

On October 9, 2024, the Credit Facility Borrowers entered into Amendment No. 31 to the Credit and Security Agreement (“Amendment No. 31”) with MidCap effective as of the same date,. Pursuant to Amendment No. 31, the definition of Additional Reserve Amount (as defined in the Credit and Security Agreement) is amended and restated as follows: (i) from October 9, 2024, through November 14, 2024, the Additional Reserve Amount shall be $960, (ii) from November 15, 2024, through November 21, 2024, the Additional Reserve Amount shall be $980, (iii) from November 22, 2024, through November 28, 2024, the Additional Reserve Amount shall be $1,000, and (iv) from November 29, 2024, through December 5, 2024, the Additional Reserve Amount shall be $1,020. Additionally, pursuant to Amendment No. 31, the definition of “Permitted Debt” was hereby amended by adding a new clause covering the Company’s debt obligations pursuant to that certain Settlement and Release Agreement, dated as of March 29, 2024, by and among the Company, Monroe and Pamela D. Whitaker, in the aggregate amount not to exceed $2,000 at any time.

Pursuant to Amendment No. 31, in consideration for MidCap’s agreement to enter into Amendment No. 31, the Borrowers have agreed to pay to MidCap a modification fee of $190 (the “Amendment No. 31 Modification Fee”), which such Amendment No. 31 Modification Fee shall be non-refundable and fully earned as of effective date of Amendment No. 31. The Modification Fee shall constitute a portion of the Borrowers obligations pursuant to the Credit and Security Agreement and shall be secured by all Collateral (as defined in the Credit and Security Agreement).

The balance of the MidCap facility as of September 28, 2024 and December 30, 2023 was $16,838 and $14,698, respectively, and is included in Accounts receivable financing on the Consolidated Balance Sheets.

On October 18, 2024, the Company received a notice of default from MidCap. This notice reserves the Lender’s available rights and remedies under the Credit Agreement.

NOTE 9 — ACCOUNTS RECEIVABLE FINANCING

Midcap Funding X Trust

On October 27, 2022, the Company entered into Amendment No. 27 and Joinder Agreement to the Credit and Security Agreement (“Amendment No. 27”) with MidCap Funding IV Trust as successor by assignment to MidCap, dated April 8, 2015, which amended the Credit and Security Agreement. Amendment No. 27, among other things, (i) increases the revolving loan commitment amount from $25 million to $32.5 million (the “Loan”), (ii) extends the commitment expiry date from October 27, 2022 to September 6, 2024, and (iii) modifies certain of the financial covenants. Pursuant to Amendment No. 27, as long as no default or event of default under the Credit and Security Agreement as amended by Amendment No. 27 exists, upon written request by the Company and with the prior written consent of the agent and lenders, the Loan may be increased by up to $10 million in minimum amounts of $5 million tranches each, for an aggregate loan commitment amount of $42.5 million.

In addition, Amendment No. 27 increases the applicable margin from 4.0% to 4.25%, with respect to the Loan (other than Letter of Credit Liabilities (as defined in the Credit and Security Agreement)), and from 3.5% to 3.75% with respect to the Letter of Credit Liabilities. Amendment No. 27 also replaces the interest rate benchmark from LIBOR to SOFR and provides that the Loan shall bear interest at the sum of a term-based SOFR rate (plus a SOFR adjustment of 0.11448%) plus the Applicable Margin, subject to certain provisions for the replacement of SOFR with an alternate benchmark in connection with SOFR no longer being provided by its administrator. Notwithstanding the foregoing, the SOFR interest rate shall not be at any time less than 1.00%.

The facility provides events of default including: (i) failure to make payment of principal or interest on any MidCap loans when required, (ii) failure to perform obligations under the facility and related documents, (iii) not paying its debts as such debts become due and similar insolvency matters, and (iv) material adverse changes to the Company (subject to a 10-day notice and cure period.) Upon an event of default, the Company’s obligations under the credit facility may, or in the event of insolvency or bankruptcy will automatically, be accelerated. Upon the occurrence of any event of default, the facility will bear interest at a rate equal to the lesser of: (i) 3.0% above the rate of interest applicable to such obligations immediately prior to the occurrence of the event of default; and (ii) the maximum rate allowable under law.

Under the terms of this agreement, the Company is subject to affirmative covenants which are customary for financings of this type, including covenants to: (i) maintain good standing and governmental authorizations, (ii) provide certain information and notices to MidCap, (iii) deliver monthly reports and quarterly financial statements to MidCap, (iv) maintain insurance, (v) discharge all taxes, (vi) protect its intellectual property, and (vii) generally protect the collateral granted to MidCap. The Company is also subject to negative covenants customary for financings of this type, including that it may not: (i) enter into a merger or consolidation or certain change of control events, (ii) incur liens on the collateral, (iii) except for certain permitted acquisitions, acquire any significant assets other than in the ordinary course of business, (iv) assume certain additional senior debt, or (v) amend any of its organizational documents. Due to the timing of select liabilities coming due we are in discussion with our lenders to determine the best manner to settle these liabilities.

The balance of the MidCap facility as of December 30, 2023 and December 31, 2022 was $14,698 and $18,176, respectively, and is included in Accounts receivable financing on the Consolidated Balance Sheet.

White Oak Commercial Finance, LLC

As a result of the Headway Acquisition, the Company’s wholly owned Headway subsidiary, had a line of credit with White Oak Commercial Finance, LLC (“White Oak”), that provided working capital and supports general corporate needs of Headway (the “White Oak Agreement”). Under the terms of the White Oak Agreement, the line of credit matures in June 2024. White Oak may terminate the Agreement at any time upon providing 30-days written notice. The White Oak Agreement was secured by all the assets of Headway and was personally guaranteed up to $1,000 by a former member of management of Headway.

Under the terms of the White Oak Agreement, the maximum borrowing capacity was $10,000, The borrowing base was defined as the sum of the following: (a) 95% of the eligible ordinary receivables, as defined, and (b) the lessor of (i) $3,000 or (ii) 95% of the Company’s outstanding eligible unbilled receivables, as defined, less the sum of the following: (c) 100% of the undrawn amount of all letters of credit outstanding, (d) the special availability reserve, (e) the quarterly tax reserve and (f) the amount all other availability reserves in effect as such time. The line of credit bears interest at LIBOR plus 5.00% with a floor of 7.00% (7.00% at December 31, 2021) on all outstanding balances and 0.25% for any unused portion of the line of credit. At December 31, 2022, borrowings of $0 were outstanding under the credit facility.

From time to time, White Oak caused letters of credit to be opened to be issued for Headway’s benefit. The aggregate face amount of all letters of credit outstanding became the letter of credit reserve, which reduced the borrowing base under the Agreement. Under the terms of the agreement the letter of credit sub-line was not to exceed $2,000. The Company was required to pay interest monthly on the face amount of all letters of credit at a rate of LIBOR plus 6.25%. At December 31, 2022, there were $0 of standby letters of credit that had been issued.

The White Oak Agreement operated similarly to a factoring arrangement whereby Headway’s receivables were bought by White Oak. However, receivables purchased by White Oak are required to be repurchased by Headway in the event the Company’s customer disputes the invoice amount or if the receivable remains unpaid past a certain number of days from the invoice date. Due to the recourse provisions in the arrangement, Headway accounted for transactions under the credit facility as secured borrowings.

As of October 27, 2022, the White Oak Agreement was paid in full and terminated.

HSBC Invoice Finance (UK) Ltd — New Facility

On February 8, 2018, CBSbutler, Staffing 360 Solutions Limited and The JM Group, entered into a new arrangement with HSBC Invoice Finance (UK) Ltd (“HSBC”) which provides for HSBC to purchase the subsidiaries’ accounts receivable up to an aggregate amount of £11,500 across all three subsidiaries. The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and a secured borrowing line of 70% of unbilled receivables capped at £1,000 (within the overall aggregate total facility of £11,500.) The arrangement has an initial term of 12 months, with an automatic rolling three-month extension and carries a service charge of 1.80%.

On June 28, 2018, CML, the Company’s new subsidiary entered into a new agreement with a minimum term of 12 months for purchase of debt (“APD”) with HSBC, joining CBSbutler, Staffing 360 Solutions Limited and The JM Group (collectively, with CML, the “Borrowers”) as “Connected Clients” as defined in the APD. In 2021, the subsidiaries were reorganized and are now Staffing 360 Solutions Limited and Clement May. The new Connected Client APDs carry an aggregate Facility Limit of £20,000 across all Borrowers. The obligations of the Borrowers are secured by a fixed charge and a floating charge on the Borrowers’ respective accounts receivable and are subject to cross-company guarantees among the Borrowers. In addition, the secured borrowing line against unbilled receivables was increased to £1,500 for a period of 90 days. In July 2019, the aggregate Facility Limit was extended to £22,500 across all Borrowers. In January 2022, the secured borrowing line against unbilled receivables was terminated and fully paid down.

Under ASU 2016-16, “Statement of Cash Flows (Topic 230, Classification of Certain Cash Receipts and Cash Payments, a consensus of the FASB Emerging Issues Task Force), the upfront portion of the sale of accounts receivable is classified within operating activities, while the deferred purchase price portion (or beneficial interest), once collected, is classified within investing activities. For the fiscal years ended December 30, 2023, and December 31, 2022, the collection of UK factoring facility deferred purchase price totaled $6,987 and $6,825, respectively.